Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest Income
Loans	$ 11,827	$ 10,810	$ 10,059
Loans held for sale	144	154	206
Investment securities	2,232	2,078	2,001
Other interest income	182	125	136
Total interest income	14,385	13,167	12,402
Interest Expense
Deposits	1,041	622	457
Short-term borrowings	319	263	245
Long-term debt	784	754	699
Total interest expense	2,144	1,639	1,401
Net interest income	12,241	11,528	11,001
Provision for credit losses	1,390	1,324	1,132
Net interest income after provision for credit losses	10,851	10,204	9,869
Noninterest Income
Credit and debit card revenue	1,252	1,177	1,070
Corporate payment products revenue	753	712	708
Merchant processing services	1,590	1,592	1,547
ATM processing services	362	338	318
Trust and investment management fees	1,522	1,427	1,321
Deposit service charges	751	725	702
Treasury management fees	618	583	561
Commercial products revenue	849	871	867
Mortgage banking revenue	834	979	906
Investment products fees	163	158	185
Securities gains (losses), net
Realized gains (losses), net	57	27	1
Total other-than-temporary impairment		(6)	(1)
Portion of other-than-temporary impairment recognized in other comprehensive income (loss)		1
Total securities gains (losses), net	57	22
Other	860	993	907
Total noninterest income	9,611	9,577	9,092
Noninterest Expense
Compensation	5,746	5,212	4,812
Employee benefits	1,186	1,119	1,167
Net occupancy and equipment	1,019	988	991
Professional services	419	502	423
Marketing and business development	542	435	361
Technology and communications	977	955	887
Postage, printing and supplies	323	311	297
Other intangibles	175	179	174
Other	2,558	1,975	1,819
Total noninterest expense	12,945	11,676	10,931
Income before income taxes	7,517	8,105	8,030
Applicable income taxes	1,264	2,161	2,097
Net income	6,253	5,944	5,933
Net (income) loss attributable to noncontrolling interests	(35)	(56)	(54)
Net income attributable to U.S. Bancorp	6,218	5,888	5,879
Net income applicable to U.S. Bancorp common shareholders	$ 5,913	$ 5,589	$ 5,608
Earnings per common share	$ 3.53	$ 3.25	$ 3.18
Diluted earnings per common share	3.51	3.24	3.16
Dividends declared per common share	$ 1.16	$ 1.07	$ 1.01
Average common shares outstanding	1,677	1,718	1,764
Average diluted common shares outstanding	1,683	1,724	1,772